Other income, net - Schedule of Other income, net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income, net
Government subsidy income	$ 2,377	$ 3,206	$ 2,287
Net unrealized gains arising from long-term investments	437		794
Impairment of long-term investments	(590)		(794)
Exchange loss, net	4,494	(1,205)	(2,948)
VAT deduction	1,220	818	1,361
Gains from reversal of long outstanding payables	3,239
Others	(535)	(669)	880
Total	13,545	4,678	4,737
Short-term investments
Other income, net
Investment income	$ 2,903	2,486	2,943
Long-term investments
Other income, net
Income (Loss) from Equity and Cost Method Investments		$ 42	$ 214